PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Machinery and electronic equipment	677,471	744,126	104,808
Leasehold improvements	683,804	674,716	95,032
Motor vehicles	179,769	216,535	30,498
Construction in progress	49,193	20,223	2,848
	1,590,237	1,655,600	233,186
Less: accumulated depreciation	(805,505)	(936,696)	(131,931)
Impairment	—	(94,699)	(13,338)
	784,732	624,205	87,917

The Group acquired certain machinery and electronic equipment by entering into financing leases. The gross amount and the accumulated depreciation of these machinery and electronic equipment were RMB48,336 and RMB7,772, respectively, as of December 31, 2022 and RMB6,169 (US$869) and RMB3,604 (US$508), respectively, as of December 31, 2023. Future minimum lease payments are disclosed in Note 9. Depreciation expense of property and equipment, including assets under financing leases, was RMB183,332, RMB176,341 and RMB172,404 (US$24,283) for the years ended December 31, 2021, 2022 and 2023, respectively. The Company recorded nil, nil and RMB94,699 (US$13,338) of impairment charges for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, the balances of construction in progress were RMB49,193 and RMB20,223 (US$2,848), respectively, which were related to the construction of warehouses, hubs and sortation centers and related equipment.